Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets Explanatory [Abstract]
Commitments and contingencies	Commitments and contingencies
Contingencies
From time to time, the Company has been and may become involved in legal proceedings arising in the ordinary course of its business.
In August 2017, two securities class action lawsuits were filed, which were consolidated into a single lawsuit in September 2017, alleging violations of the U.S. federal securities laws by the Company, the Company's President and CEO, and the Company's Chief Financial Officer. The plaintiffs asserted claims primarily based on purported misrepresentations regarding Sequans’ revenue recognition policy in its Annual Reports on Form 20-F for the fiscal years ended 2015 and 2016. An amended complaint was filed in April 2018, and the Company and the individual defendants subsequently filed a motion to dismiss. On September 30, 2019, the Court issued a decision dismissing the claims against the Company's CFO, but permitting the claims against the Company and the Company's CEO to proceed. After a second mediation session in April 2020, the parties agreed to a settlement for an amount of $2.75 million, which was approved by the Court on September 28, 2020 and paid. The settlement amount and costs to defend were paid by the Company's insurers, except for the $700,000 retention amount paid by the Company and recognized in expense prior to 2020. The remaining amount of $95,000, recorded in other receivables on the Statement of Financial Position as of December 2020, has been paid by the insurers as of December 31, 2021.
In 2022, the Company was sued in three lawsuits in the United States District Court for the district of Minnesota by a company called Bell Semiconductor, LLC (“Bell”), accusing the Company of infringing certain U.S. Patents by the Company's use of certain design tools. In Bell Semiconductor, LLC v. Sequans Communications, SA et al, Case No. 0-22-cv-02106 (DMN), filed August 26, 2022, Bell accuses the Company of infringing U.S. Patent Nos. 7,149,989 and 7, 260,803. In Bell Semiconductor, LLC v. Sequans Communications, SA et al, Case No. 0-22-cv-02344 (DMN), filed September 23, 2022, Bell accuses the Company of infringing U.S. Patent Nos. 6,436,807 and 7,007,259. In Bell Semiconductor, LLC v. Sequans Communications, SA et al, Case No. 0-22-cv-02660 (DMN), filed October 21, 2022, Bell accuses the Company of infringing U.S. Patent Nos. 7,231,626 and 7,396,760. The Company has filed motions to dismiss in each case. The Court has not yet ruled on any of the motions to dismiss. The supplier of the design tools that Bell asserts infringe the Patents has agreed to indemnify the Company for the costs to defend and/or settle the lawsuits. As such, no payment by the Company is considered probable and possible related amounts cannot be reliably estimated. No provision has been recorded as of the reporting date.
Management is not aware of any other legal proceedings that, if concluded unfavorably, would have a significant impact on the Company's financial position, operations or cash flows.
Bank guarantee
A bank guarantee was issued in favor of the owners of leased office space in France, in order to secure six months of lease payments, for an amount of $337,000 as of December 31, 2022 ($357,000 and $386,000 as of December 31, 2021 and 2020, respectively). This guarantee was secured by the pledge of certificates of deposit and mutual funds for 100% of the amount of the guarantee. The total value of investments secured to cover this bank guarantee was $337,000 at December 31, 2022 ($357,000 and $386,000 at December 31, 2021 and 2020).
Pledge of assets
As security for the payment and repayment of the venture debt (see Note 14.2 to these Consolidated Financial Statements), the Company had granted to Harbert a first ranking pledge over the receivables the Company holds against its customers other than customers covered by the factoring agreement. The carrying amount was $7.4 million as of December 31, 2020. The Company had also agreed to grant to Harbert a first ranking pledge over specified bank accounts, which had a carrying amount of $18.2 million as of December 31, 2020 and a pledge over its patents, trademarks and other IP rights. The venture debt was repaid in 2021; the Company has not pledged any assets since settlement of the Harbert debt.
Purchase commitments
As of December 31, 2022, the Company had $7.7 million of non-cancelable purchase commitments with its third-party manufacturer and suppliers for future deliveries of equipment and components, principally during 2023.